Note 21 -SEGMENT FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from external customers	$ 462,265	$ 471,946	$ 446,594
Revenues from Intersegment revenues	12,449	17,243	13,041
Total segment revenues	474,714	489,189	459,635
Elimination of intersegment revenues	(12,449)	(17,243)	(13,041)
Total revenues	462,265	471,946	446,594
Segment profit (loss)	51,815	43,895	57,023
Inventory impairment	(4,804)	1,993	(1,974)
Corporate and other expenses	(33,382)	(42,079)	(28,371)
Exchange gain (loss)	2,226	(1,346)	3,041
Recovery of loss from flooding	4,762	0	0
Gain on liquidation of a subsidiary	279
Interest income	1,555	1,409	492
Interest expense	(2,197)	(2,217)	(1,364)
Other income	6,746	1,032	1,032
Income from continuing operations before income taxes	26,742	636	31,832
Segment assets	379,060	331,686	383,188
Corporate and other assets	5,910	1,168	493
Investment in equity investee companies	4,414	4,435	3,242
Total assets	389,384	337,289	386,923
Expenditures for additions to long-lived assets	10,187	8,888	3,653
Depreciation expenses	4,975	6,462	6,857
Depreciation expenses of continuing operations	(4,975)	(6,066)	(6,488)
Depreciation expenses of discontinued operations		(396)	(369)
Total depreciation expenses	(4,975)	(6,462)	(6,857)
Impairment loss of long-lived assets and goodwill		(8,816)
Interest income of continuing operations	1,555	1,409	492
Interest expense of continuing operations	(2,195)	(2,217)	(1,364)
Share of net loss of equity investees	(21)	(58)	(21)
Manufactured products [Member]
Revenues from external customers	401,023	429,474	396,059
Revenues from Intersegment revenues		3,283	3,143
Segment profit (loss)	44,665	42,876	53,429
Segment assets	362,092	326,960	374,634
Expenditures for additions to long-lived assets	10,172	8,775	3,650
Depreciation expenses	(4,918)	(6,014)	(6,474)
Impairment loss of long-lived assets and goodwill		(8,816)
Interest income of continuing operations	1,421	1,305	454
Interest expense of continuing operations	(2,017)	(2,050)	(1,203)
Share of net loss of equity investees
Distributed products [Member]
Revenues from external customers	54,797	25,500	26,935
Revenues from Intersegment revenues	12,449	13,960	9,898
Segment profit (loss)	3,361	2,955	1,378
Segment assets	16,711	4,369	8,195
Expenditures for additions to long-lived assets
Depreciation expenses
Impairment loss of long-lived assets and goodwill
Interest income of continuing operations	65	81	27
Interest expense of continuing operations	(120)	(88)	(73)
Share of net loss of equity investees
Supply, delivery and installation of wires and cables
Revenues from external customers	6,445	16,972	23,600
Segment profit (loss)	(1,015)	57	242
Segment assets	257	357	359
Expenditures for additions to long-lived assets
Depreciation expenses
Impairment loss of long-lived assets and goodwill
Interest income of continuing operations	1	3	11
Interest expense of continuing operations	(11)	(39)	(39)
Share of net loss of equity investees
Corporate
Expenditures for additions to long-lived assets	15	113	3
Depreciation expenses	(57)	(52)	(14)
Impairment loss of long-lived assets and goodwill
Interest income of continuing operations	68	20
Interest expense of continuing operations	(47)	(40)	(49)
Share of net loss of equity investees	$ (21)	$ (58)	$ (21)